Reconciliation of Financial Statements to Form 5500 - Reconciliation of Expenses (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Benefits paid	$ (640,689,220)
Investment and administrative fees	(8,193,031)
Total expenses per the financial statements	648,882,251
Amounts allocated to withdrawing participants at December 31, 2024	2,576,951
Amounts allocated to withdrawing participants at December 31, 2025	(1,342,012)
Deemed loans at December 31, 2024	405,772
Deemed loans at December 31, 2025	(458,166)
Total expenses per the Form 5500	$ (647,699,706)